Equipment (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Equipment
Furniture and equipment	$ 9,366	$ 9,365	$ 5,350
Less: accumulated depreciation	(3,473)	(2,066)	(803)
Property and equipment, net	$ 5,893	$ 7,299	$ 4,547